DESCRIPTION OF ORGANIZATION AND BUSINESS - Business Combination and Related Agreements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares
Business Acquisition [Line Items]
Ordinary Share, par value	$ 0.0001	$ 0.0001
Class B ordinary shares
Business Acquisition [Line Items]
Ordinary Share, par value	0.0001	$ 0.0001
G4G Class A Common Shares
Business Acquisition [Line Items]
Ordinary Share, par value	$ 0.0001
Conversion into common stock, shares	1
Number of shares per warrant	0.6
Domesticated G4G Common Stock
Business Acquisition [Line Items]
Conversion into common stock, shares	1
Domesticated G4G Warrant
Business Acquisition [Line Items]
Number of shares per warrant	0.5
Maximum | G4G Class B Common Shares | Sponsor Holdco
Business Acquisition [Line Items]
Number of common shares forfeited	1,000,000
Sponsor Support Agreement | Sponsor Holdco
Business Acquisition [Line Items]
Deferral Pool LockUp Shares	790,625
Sponsor Support Agreement | Sponsor Holdco | G4G holding 95%
Business Acquisition [Line Items]
Number of redemption forfeited shares	1,000,000
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding 95%
Business Acquisition [Line Items]
Ownership percentage	95.00%
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 90% but less than 95%
Business Acquisition [Line Items]
Number of redemption forfeited shares	750,000
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 85% but less than 90%
Business Acquisition [Line Items]
Ownership percentage	90.00%
Number of redemption forfeited shares	250,000
Sponsor Support Agreement | G4G Class A Common Shares | Sponsor Holdco | G4G holding 85%
Business Acquisition [Line Items]
Ownership percentage	85.00%
Sponsor Support Agreement | G4G Class B Common Shares | Sponsor Holdco
Business Acquisition [Line Items]
Number of common shares forfeited	790,625
Sponsor Support Agreement | Maximum | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 90% but less than 95%
Business Acquisition [Line Items]
Ownership percentage	95.00%
Sponsor Support Agreement | Minimum | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 90% but less than 95%
Business Acquisition [Line Items]
Ownership percentage	90.00%
Sponsor Support Agreement | Minimum | G4G Class A Common Shares | Sponsor Holdco | G4G holding more than 85% but less than 90%
Business Acquisition [Line Items]
Ownership percentage	85.00%
ZeroNox, Inc [Member] | Merger Agreement
Business Acquisition [Line Items]
Net tangible assets	$ 5,000,001
ZeroNox, Inc [Member] | Merger Agreement | Tranche two
Business Acquisition [Line Items]
Dollar volume-weighted average price	$ 15.00
ZeroNox, Inc [Member] | Merger Agreement | G4G Common Stock
Business Acquisition [Line Items]
Business acquisition, shares value	$ 225,000,000
Share price	$ 10.00
Dollar volume-weighted average price	$ 15.00
Trading days	10 days
Sale of shares for each tranche in transaction	7,500,000
Number of redemption forfeited shares	2,500,000
ZeroNox, Inc [Member] | Merger Agreement | G4G Common Stock | Domesticated G4G Common Stock
Business Acquisition [Line Items]
Dollar volume-weighted average price	$ 12.50
ZeroNox, Inc [Member] | Merger Agreement | G4G Common Stock | Tranche one
Business Acquisition [Line Items]
Dollar volume-weighted average price	$ 12.50
Consecutive trading days	20 days
ZeroNox, Inc [Member] | Merger Agreement | G4G Common Stock | Tranche two
Business Acquisition [Line Items]
Trading days	10 days
Consecutive trading days	20 days
ZeroNox, Inc [Member] | Merger Agreement | G4G Common Stock | Tranche three
Business Acquisition [Line Items]
Dollar volume-weighted average price	$ 20.00
Trading days	10 days
Consecutive trading days	20 days
ZeroNox, Inc [Member] | Merger Agreement | G4G Common Stock | Minimum
Business Acquisition [Line Items]
Business acquisition, shares value	$ 7,500,000